Commitments, contingencies and guarantees - Commitments Outstanding (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2015	Mar. 31, 2015
Commitments to extend credit [Member]
Commitments [Line Items]
Commitments outstanding	¥ 648,058	¥ 421,526
Commitments to invest in partnerships [Member]
Commitments [Line Items]
Commitments outstanding	¥ 22,296	¥ 20,710